Pension plans (Details) (USD $) In Millions	6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Overfunded pension plans	Mar. 31, 2011 Overfunded pension plans	Jun. 30, 2010 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Jun. 30, 2010 Overfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Mar. 31, 2011 Underfunded pension plans	Jun. 30, 2010 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Jun. 30, 2010 Underfunded pension plans	Jun. 30, 2011 Underfunded other benefits	Mar. 31, 2011 Underfunded other benefits	Jun. 30, 2010 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits	Jun. 30, 2010 Underfunded other benefits
Pension costs
Expected employer contributions		$ 310
Contributions made by the employer	171
Special contributions made by the employer	342
Pension costs
Service cost - benefits earned during the period								19	20	15	39	32	8	8	6	16	12
Interest cost on projected benefit obligation			103	98	71	201	140	106	104	90	210	178	26	25	24	51	48
Expected return on assets			(175)	(166)	(118)	(341)	(233)	(99)	(93)	(81)	(192)	(162)
Amortizations and (gain) / loss								6	9		15		(4)	(2)		(8)
Net deferral													(3)
Net periodic pension cost (credit)			$ (72)	$ (68)	$ (47)	$ (140)	$ (93)	$ 32	$ 40	$ 24	$ 72	$ 48	$ 27	$ 31	$ 30	$ 59	$ 60